Plan Termination	12 Months Ended
Dec. 31, 2025
001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Plan Termination
5.    Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.